Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 410,683	$ 141,677	$ 84,013
Money Market Funds and Term Deposits
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 292,290	$ 61,263